Inventories (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Raw materials	$ 2,392,731	$ 1,822,614
Work in progress	4,106,837	1,911,656
Finished goods	2,635,764	2,238,854
Total	$ 9,135,332	$ 5,973,124